UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03174

Touchstone Tax-Free Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2012

(Unaudited)

Semi-Annual Report

Touchstone Tax-Free Trust

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3
Portfolio Investments:
Touchstone Ohio Tax-Free Bond Fund	4
Touchstone Ohio Tax-Free Money Market Fund	6
Touchstone Tax-Free Money Market Fund	10
Notes to Portfolios of Investments	13
Portfolio Composition	14
Statements of Assets and Liabilities	16 - 17
Statements of Operations	18
Statements of Changes in Net Assets	20 - 21
Statements of Changes in Net Assets - Capital Stock Activity	22 - 23
Financial Highlights	24 - 26
Notes to Financial Statements	27 - 34
Other Items	35 - 40
Privacy Protection Policy	41

2

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2012

The tables below provide each Fund’s investments by credit quality and security type. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Ohio Tax-Free Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	4.4%
AA/Aa	61.3
A/A	24.0
BBB/Baa	8.2
NR	2.1
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue and General Obligation Bonds	97.7%
Variable Rate Demand Notes	1.5
Other Assets/Liabilities (net)	0.8
Total	100.0%

Touchstone Ohio Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1-+	86.8%
FW1**	13.2
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.1%
Fixed Rate Revenue and General Obligation Bonds	19.1
Other Assets/Liabilities (net)	5.8
Total	100.0%

Touchstone Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1-+	88.3%
FW1**	11.7
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.4%
Fixed Rate Revenue and General Obligation Bonds	28.3
Other Assets/Liabilities (net)	0.3
Total	100.0%

* Composite of Standard & Poors, Moody's and Fitch ratings.

** Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

3

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – December 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 97.7%
$1,210,000	Cincinnati OH Tech Clg Cmnty Ser 2002 C Pre-refunded @ $100	5.250	10/01/13	$1,253,984
450,000	Columbus OH Tax Incr Fing Rev (Polaris Proj) Tax Allocation Ser 2004 A Pre-refunded@$100	4.750	06/01/14	477,634
1,000,000	Mason OH Swr Sys Rev (Impt) Ser 2004 Pre-refunded @ $100	5.000	06/01/14	1,064,830
810,000	Big Walnut OH LSD (Sch Facs Const & Impt) UTGO Ser 2004 Pre-refunded @ $100	5.000	12/01/14	881,832
1,480,000	Lakewood OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	1,618,306
865,000	Fairfield Co OH LTGO Ser 2005 Pre-refunded @ $100	5.000	06/01/15	958,896
250,000	Warren OH Wtr wks Rev Ser 1997	5.500	11/01/15	263,890
365,000	Buckeye Valley OH LSD UTGO Ser 1995 A	6.850	12/01/15	401,496
480,000	Columbus-Polaris OH Hsg Corp. Ser 1979 Pre-refunded @ $100	7.400	01/01/16	551,918
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,170,350
750,000	Cleveland OH LTGO Ser 2005 A Pre-refunded @ $100	5.000	10/01/17	842,168
600,000	OH St Hgr Edl Fac (Univ Dayton) Ser 2004	5.000	12/01/23	645,156
1,000,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser 2004 J	5.000	05/15/24	1,021,660
500,000	New Albany OH Cmnty Auth Ser 2012 C	5.000	10/01/24	584,830
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,247,020
1,040,000	Franklin Co OH Hosp Rev (Impt The Childrens Hosp) Ser 2005 C	5.000	05/01/25	1,120,486
1,000,000	Univ of Cincinnati OH Recpts Ser 2006 A	4.750	06/01/26	1,091,410
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Ser 2006	5.125	11/15/26	1,587,870
1,090,000	Fairborn OH CSD (Sch Impt) UTGO Ser 2006	5.000	12/01/26	1,215,045
1,000,000	Kings OH LSD (Sch Impt) UTGO Ser 2007	5.000	12/01/26	1,133,490
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser 2007	5.000	12/01/26	1,131,990
1,500,000	OH St Hgr Edl Fac (Univ Dayton) Ser 2006	5.000	12/01/26	1,697,130
2,100,000	Oregon OH CSD UTGO Ser 2005	5.000	12/01/27	2,277,429
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.125	01/01/28	2,252,840
1,000,000	OH St Hgr Edl Fac (Higher Edl Fac Xavier Univ) Ser 2008 C	5.750	05/01/28	1,139,800
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2007	5.000	12/01/28	951,653
1,185,000	Delaware OH LTGO Ser 2006	5.000	12/01/28	1,333,978
870,000	Licking Heights OH LSD UTGO Ser 2000	6.400	12/01/28	1,262,118
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Ser 2008	5.250	12/01/28	1,724,940
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network) Ser 2009	5.125	04/01/29	698,782
345,000	Univ of Toledo OH Ser 2011 B	5.000	06/01/29	397,319
1,000,000	OH St Air Quality Dev Auth (Poll Control Firstenenergy) Ser 2012	2.250	08/01/29	999,980
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser 2008 B	5.000	10/01/29	1,115,470
1,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Childrens Hosp) Ser 2009	4.750	11/01/29	1,095,710
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2009	4.500	12/01/29	1,104,140
895,000	Milton Union OH Exempted Village SD (Sch Impt) Ser 2009	4.875	12/01/29	1,000,878
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO Ser 2008	5.000	01/15/30	355,568
1,000,000	Hamilton Co OH Rev (Stratford Heights) Ser 2010	5.000	06/01/30	1,120,660
1,000,000	Green OH Cmnty Learning Ctr Ser 2012	4.000	12/01/30	1,067,450
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig) Ser 2011	5.250	04/01/31	543,480
1,000,000	Wright OH St Univ (Gen Recpts) Ser 2011 A	5.000	05/01/31	1,148,710
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2010	5.000	06/01/31	1,723,695
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen) Ser 2011	5.125	08/01/31	817,538
835,000	Green OH (Str Impt Tax Increment) LTGO Ser 2011	4.500	12/01/31	899,520
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Ser 2008	5.000	12/01/31	1,113,930
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser 2012 A	4.500	05/01/32	1,104,910
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj) Ser 2012	5.250	06/01/32	1,098,820
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,502,514
1,000,000	Hamilton Co OH Swr Sys Rev (Impt Greater Cincinnati Met) Ser 2007 A	5.000	12/01/32	1,155,780
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 2010 7	4.750	12/01/32	1,175,529
500,000	Miami OH Univ (Gen Recpts) Ser 2012	4.000	09/01/33	530,430

4

Touchstone Ohio Tax-Free Bond Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 97.7% (Continued)
$2,000,000	Cincinnati OH EDR (U Square The Loop) Ser 2011	5.000	11/01/33	$2,266,580
	Total Fixed Rate Revenue and General Obligation Bonds			$57,941,542

	Variable Rate Demand Note — 1.5%
900,000	OH St Hgr Edl Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.100	10/01/31	900,000

	Total Investment Securities —99.2%
	(Cost $53,733,076)			$58,841,542

	Other Assets in Excess of Liabilities — 0.8%			449,895

	Net Assets — 100.0%			$59,291,437

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$58,841,542	$—	$58,841,542

See accompanying Notes to Portfolio of Investments and Notes to Financial Statements.

5

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – December 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 19.1%
$100,000	Cleveland Department of Public Utilities Division of Water	4.000	01/01/13	$100,000
300,000	County of Cuyahoga OH	5.500	01/01/13	300,000
750,000	Morrow Co OH (BANS) LTGO Ser 2012	1.500	01/17/13	750,306
1,400,000	Warrensville Heights OH (BANS) LTGO Ser 2012	1.500	01/30/13	1,400,639
575,000	Warrensville Heights OH (BANS Var Purp) LTGO Ser 2012	1.750	02/26/13	575,860
2,800,000	Butler Technology & Career Dev (BANS Sch Impt) LTGO Ser 2012	1.500	03/14/13	2,804,325
450,000	OH St (Common Schs) UTGO Ser 2003 A Pre-refunded @ $100	5.000	03/15/13	454,233
200,000	OH St (Common Schs) UTGO Ser 2003 A Pre-refunded @ $100	5.000	03/15/13	201,864
100,000	OH St Bldg Auth (Juvenile Correctnal Bldg) Ser 2003	3.875	04/01/13	100,866
150,000	OH St Bldg Auth (Juvenile Correctnal Bldg) Ser 2003 Pre-refunded @ $100	5.000	04/01/13	151,709
125,000	OH St Bldg Auth (Juvenile Correctnal Bldg) Ser 2003 Pre-refunded @ $100	5.000	04/01/13	126,372
1,200,000	Springboro OH (BANS Street Impt) LTGO Ser 2012	1.500	04/04/13	1,202,250
1,270,000	Avon OH LSD (BANS Sch Impt) LTGO Ser 2012	1.350	04/11/13	1,273,667
525,000	OH St (Higher Ed) UTGO Ser 2003 A Pre-refunded @ $100	5.000	05/01/13	532,812
100,000	OH St (Hwy Cap Impt) UTGO Ser 2006 J	5.000	05/01/13	101,461
125,000	OH St (Hwy Cap Impts Buckeye Savers K) UTGO Ser 2007	5.000	05/01/13	126,890
8,060,000	OH St Hgr Edl Fac Commis (Higher Edl Fac Xavier Univ Proj) Ser 2003 Pre-refunded@$100	5.000	05/01/13	8,184,176
1,910,000	Batavia OH LSD (BANS Sch Impt) UTGO Ser 2012	1.500	05/02/13	1,915,980
1,500,000	New Albany OH Cmnty Auth (Multi Purp Infra) Ser 2012	1.000	05/31/13	1,501,519
100,000	Cincinnati OH Wtr Sys Rev Ser 2005 A Pre-refunded @ $100	5.000	06/01/13	101,890
175,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2003 Pre-refunded @ $100	5.000	06/01/13	178,319
150,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2003 Pre-refunded @ $100	5.000	06/01/13	152,840
135,000	OH St Univ Ser 2003 B Pre-refunded @ $100	5.000	06/01/13	137,563
100,000	OH St Univ Ser 2003 B Pre-refunded @ $100	5.250	06/01/13	101,973
425,000	OH St Wtr Dev Auth Rev (Drinking Leverage) Ser 2010 A	5.000	06/01/13	433,219
200,000	OH St Wtr Dev Auth Wtr Poll (Wtr Quality Ln Fd) Ser 2004	5.000	06/01/13	203,770
270,000	Univ Of Cincinnati OH Recpts Ser 2009 C	3.000	06/01/13	272,773
125,000	Univ Of Cincinnati OH Recpts Ser 2010 B	3.000	06/01/13	126,287
100,000	Univ Of Cincinnati OH Recpts Ser 2011 C	3.000	06/01/13	101,072
250,000	Univ Of Cincinnati OH Recpts Ser 2003 C Pre-refunded @ $100	5.000	06/01/13	254,732
1,350,000	Licking Co OH (BANS) LTGO Ser 2012	1.250	06/11/13	1,354,415
150,000	OH St Major (New Street Infra) Ser 2010 1	3.000	06/15/13	151,753
405,000	OH St Major (New Street Infra) Ser 2008 1	5.000	06/15/13	413,351
3,750,000	Wellington OH Exempt (BANS Vlg Sch) UTGO Ser 2012 D	1.650	06/18/13	3,769,692
1,235,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	1,237,633
100,000	Cleveland OH LTGO Ser 2003 Pre-refunded @ $100	5.250	08/01/13	105,423
125,000	Middleburg Heights OH Hosp Rev (Sw General Hlth Center Proj) Ser 2012	2.000	08/01/13	126,045
100,000	OH St UTGO Ser 2009 K	5.000	08/01/13	102,593
100,000	OH St (Higher Ed) UTGO Ser 2005 C	5.000	08/01/13	102,663
100,000	OH St (Pks & Rec Cap Facs) Ser 2004 II B	3.500	08/01/13	101,741
1,474,000	Olmsted Falls OH (BANS Var Purp Impt) UTGO Ser 2012	1.000	08/07/13	1,477,040
2,000,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2012	1.000	08/08/13	2,001,198
135,000	OH St (Consv Projs) UTGO Ser 2011 A	5.000	09/01/13	139,020
500,000	OH St Dept Of Admin Svcs COP (OH Cops Administrative Knowled) Ser 2008	3.300	09/01/13	509,006
1,205,000	Cuyahoga Heights OH (BANS Var Purp) LTGO Ser 2012	2.000	09/12/13	1,213,267
200,000	OH St (Common Schs) UTGO Ser 2009 C	5.000	09/15/13	206,298
300,000	OH St (Ser D) UTGO Ser 2006	5.000	09/15/13	309,720
115,000	OH St Bldg Auth (Ref St Facs Admin Bldg Fd Pj B) Ser 2004	5.000	10/01/13	118,840
350,000	OH St Bldg Auth (St Facs Adult Correctional) Ser 2011	5.000	10/01/13	361,958
105,000	OH St Bldg Auth (St Facs Adult Corrtl) Ser 2009 B	3.000	10/01/13	106,948
1,000,000	Hamilton OH (BANS Var Purp) LTGO Ser 2012	1.125	10/03/13	1,003,914

6

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 19.1% (Continued)
$2,000,000	American Muni Pwr, Inc. OH (BANS Var Purp) UTGO Ser 2012	1.000	10/24/13	$2,003,242
1,540,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2012	1.125	11/20/13	1,542,378
1,210,000	Pataskala OH (BANS Var Purp) LTGO Ser 2012	1.250	11/21/13	1,219,061
2,441,000	Miami Co OH (BANS Var Purp) LTGO Ser 2012	1.000	11/26/13	2,454,085
255,000	Goshen OH LSD (Classroom Facs) UTGO Ser 2000	6.250	12/01/13	267,849
100,000	Miami Univ OH (Ref ) Ser 2003 Pre-refunded @ $100	5.250	12/01/13	104,312
150,000	Middletown OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.000	12/01/13	156,263
980,000	Solon OH Sch Dist (Sch Impt) UTGO Ser 2003 Pre-refunded @ $100	5.000	12/01/13	1,021,167
300,000	Sugarcreek OH LSD (Sch Impt) UTGO Ser 2003 Pre-refunded @ $100	5.250	12/01/13	313,266
500,000	Toledo OH CSD (Sch Facs Impt) UTGO Ser 2003 B Pre-refunded @ $100	5.000	12/01/13	520,673
	Total Fixed Rate Revenue and General Obligation Bonds			$48,384,181

	Variable Rate Demand Notes — 75.1%
11,860,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2012 C (LOC: Union Bank NA)	0.110	01/02/13	11,860,000
2,000,000	Alliance OH Hosp Rev (Alliance Obligated Group) Ser 2003 (LOC: JP Morgan Chase Bank NA)	0.130	01/02/13	2,000,000
8,040,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B1 (SPA: Wells Fargo Bank NA)	0.080	01/02/13	8,040,000
1,550,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B3 (SPA: U.S. Bank NA)	0.130	01/02/13	1,550,000
6,200,000	Montgomery Co OH Rev (Miami Vy Hosp Ser B Rmkt) Ser 2011 (SPA: Barclays Bank PLC)	0.100	01/02/13	6,200,000
3,365,000	Montgomery Co OH Rev (Miami Vy Hosp Ser C Rmkt) Ser 2011 (SPA: Wells Fargo Bank NA)	0.080	01/02/13	3,365,000
4,000,000	OH St Air Quality Dev Auth Rev (Variable Ref Poll Control Firs) Ser 2012 (LOC: Bank of Nova Scotia)	0.110	01/02/13	4,000,000
10,590,000	OH St Higher Edl Facs Rev (Case Western Rsrv) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.100	01/02/13	10,590,000
1,000,000	OH St Higher Edl Facs Rev (Case Westn A Conv 10/01/03) Ser 2012 (SPA: Wells Fargo Bank NA)	0.100	01/02/13	1,000,000
10,860,000	OH St Wtr Dev Auth Rev (Firstenergy) Ser 2011 C (LOC: UBS AG)	0.130	01/02/13	10,860,000
3,000,000	Akron Bath Copley Jt Twp OH Ho (Hosp Facs Summa Hlth Sys) Ser 2004 B (LOC: JP Morgan Chase Bank NA)	0.129	01/07/13	3,000,000
1,000,000	Blue Ash OH EDR (Ursuline Academy) Ser 2011 (LOC: PNC Bank NA)	0.110	01/07/13	1,000,000
2,200,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.120	01/07/13	2,200,000
3,300,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc) Ser 2004 (LOC: U.S. Bank NA)	0.130	01/07/13	3,300,000
4,100,000	Butler Co OH Port Auth Econ (Impt Great Miami Vy) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.190	01/07/13	4,100,000
1,765,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) Ser 2002 (LOC: PNC Bank NA)	0.140	01/07/13	1,765,000
1,615,000	Carroll Co OH Hlthcare Facs (St Johns Villa Proj) Ser 2000 (LOC: PNC Bank NA)	0.140	01/07/13	1,615,000
300,000	Centerville OH Hlthcare Rev (Bethany Lutheran Vlg Proj) Ser 2007 B (LOC: PNC Bank NA)	0.120	01/07/13	300,000
5,500,000	Cleveland OH Wtrwks Rev Ser 2012 Q (LOC: Bank of NY Mellon)	0.110	01/07/13	5,500,000
800,000	Cleveland-Cuyahoga Co OH Por (Spc Bldgs 1&3 LLC) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.150	01/07/13	800,000
2,530,000	Columbiana Co OH Rev (East Liverpool Area) Ser 2002 Y (LOC: PNC Bank NA)	0.140	01/07/13	2,530,000
7,545,000	Columbus OH (San Swr) UTGO Ser 2006 1	0.130	01/07/13	7,545,000
1,020,000	Columbus OH Regl Arpt Auth Cap (OASBO Expaned Asset Sr) Ser 2005 (LOC: U.S. Bank NA)	0.130	01/07/13	1,020,000
600,000	Columbus OH Regl Arpt Auth Rev (Cap Fdg OASBO Pg Sr) Ser 2004 A (LOC: U.S. Bank NA)	0.130	01/07/13	600,000
2,955,000	Columbus OH Regl Arpt Auth Rev (Cap Fdg Pooled Fing Prog) Ser 2004 A (LOC: U.S. Bank NA)	0.130	01/07/13	2,955,000

7

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 75.1% (Continued)
$800,000	Columbus OH Swr Rev Ser 2008 B (SPA: JP Morgan Chase Bank NA)	0.130	01/07/13	$800,000
1,305,000	Coshocton Co OH Hosp Facs Rev (Mem Hosp Proj) Ser 1999 (LOC: Bank One Chicago NA)	0.150	01/07/13	1,305,000
520,000	Cuyahoga Co OH Econ Dev Rev (North Coast Cmnty Homes Proj) Ser 2002 (LOC: PNC Bank NA)	0.190	01/07/13	520,000
1,955,000	Hamilton Co OH Econ Dev Rev (Samuel W Bell Home Proj) Ser 2002 (LOC: U.S. Bank NA)	0.130	01/07/13	1,955,000
3,900,000	Hamilton Co OH Econ Dev Rev (St Xavier H.S.) Ser 2011 (LOC: PNC Bank NA)	0.110	01/07/13	3,900,000
525,000	Hamilton Co OH Econ Dev Rev (The General Protestant) Ser 1997 (LOC: PNC Bank NA)	0.190	01/07/13	525,000
3,235,000	Hamilton Co OH Hlthcare Fac (Children's Home Cincinnati) Ser 2008 (LOC: U.S. Bank NA)	0.120	01/07/13	3,235,000
685,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 1997 A (LOC: PNC Bank NA)	0.120	01/07/13	685,000
1,650,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2000 (LOC: JP Morgan Chase Bank NA)	0.120	01/07/13	1,650,000
2,065,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2002 (LOC: U.S. Bank NA)	0.120	01/07/13	2,065,000
400,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2007 M (LOC: JP Morgan Chase Bank NA)	0.150	01/07/13	400,000
1,827,000	Hamilton OH MFH Rev (Affordable Housing) Ser 1998 B (LOC: FHLB)	0.260	01/07/13	1,827,000
465,000	Independence OH Econ Rev (Spectrum Invs Ltd Proj) Ser 2001 (LOC: U.S. Bank NA)	0.140	01/07/13	465,000
6,500,000	Kent St University Rev (Genernal Rcpts) Ser 2008 B (LOC: Bank of America NA)	0.150	01/07/13	6,500,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)	0.130	01/07/13	4,905,000
350,000	Lima OH Hosp Rev (Facs Lima Mem Hosp Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.160	01/07/13	350,000
5,000,000	OH St (Infra Impt) UTGO Ser 2001 B	0.130	01/07/13	5,000,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 A (LOC: Bank of Nova Scotia)	0.110	01/07/13	3,000,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 C (LOC: Bk Tokyo-Mitsubishi UFJ)	0.120	01/07/13	4,600,000
1,920,000	OH St EDR (Ymca Greater Cincinnati Proj) Ser 2001 (LOC: Bank One NA)	0.172	01/07/13	1,920,000
10,000,000	OH St HFA Rsdl Mtge (Amt Mtg Bkd Secs) Ser 2006 J (SPA: State Street B&T Co)	0.150	01/07/13	10,000,000
455,000	OH St Hgr Edl Fac Rev (Marietta College Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.120	01/07/13	455,000
2,700,000	OH St Higher Edl Facs Rev (Xavier Univ) Ser 2012 B (LOC: PNC Bank NA)	0.110	01/07/13	2,700,000
3,220,000	OH St Univ Ser 2009 B	0.100	01/07/13	3,220,000
200,000	OH St Univ (The) Ser 1997	0.110	01/07/13	200,000
1,795,000	OH St Univ (The) Ser 2001	0.100	01/07/13	1,795,000
1,000,000	OH St Univ (The) Ser 2001	0.100	01/07/13	1,000,000
300,000	OH St Univ (The) Ser 2005 B	0.130	01/07/13	300,000
2,200,000	OH St Univ (The) Ser 2010 E	0.110	01/07/13	2,200,000
5,500,000	OH St Wtr Dev Auth Rev (Multi-Modal Wtr Dev Timken) Ser 2001 (LOC: Northern Trust Company)	0.140	01/07/13	5,500,000
2,485,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2003 (LOC: U.S. Bank NA)	0.260	01/07/13	2,485,000
470,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2006 (LOC: U.S. Bank NA)	0.260	01/07/13	470,000
6,000,000	Puerto Rico Cmwlth UTGO Ser 2011 (LOC: Barclays Bank PLC)	0.130	01/07/13	6,000,000
4,000,000	Puerto Rico Highway & Transprt Ser 2008 A (LOC: Scotiabank)	0.110	01/07/13	4,000,000
2,745,000	Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser 2004 B (LOC: JP Morgan Chase Bank NA)	0.130	01/07/13	2,745,000

8

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 75.1% (Continued)
$2,180,000	Salem OH Hosp Rev (Ref & Impt Salem Cmnty) Ser 2005 (LOC: JP Morgan Chase Bank NA)	0.150	01/07/13	$2,180,000
885,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) Ser 2002 (LOC: PNC Bank NA)	0.190	01/07/13	885,000
965,000	Summit Co OH Rev (Neighborhood Dev Corp) Ser 2004 (LOC: PNC Bank NA)	0.140	01/07/13	965,000
	Total Variable Rate Demand Notes			$190,402,000

	Total Investment Securities —94.2%
	(Cost $238,786,181)			$238,786,181

	Other Assets in Excess of Liabilities — 5.8%			14,830,085

	Net Assets — 100.0%			$253,616,266

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments and financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$238,786,181	$—	$238,786,181

See accompanying Notes to Portfolio of Investments and Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – December 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 28.3%
$100,000	Cleveland OH Wtrwks Rev Ser 2007 O	5.000	01/01/13	$100,006
300,000	Joliet IL Wtrwks & Sewage Rev Ser 2003 Pre-refunded @ $100	4.000	01/01/13	300,015
145,000	MO St Envronmtl Impt & Energy Resources Auth (Drinking Water) Ser 2002 B Pre-refunded@ $100	5.500	01/01/13	145,010
145,000	Newnan GA Hosp (Rev) Ser 2002 Pre-refunded @ $100	4.625	01/01/13	145,008
100,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.000	01/01/13	100,006
100,000	Simsbury CT UTGO Ser 2003 Pre-refunded @ $100	4.250	01/15/13	100,148
100,000	Springfield MA (St Qual) LTGO Ser 2003 Pre-refunded @ $100	5.250	01/15/13	100,186
100,000	Wayne Cnty IN Jail Holding Corp (First Mtg) Ser 2001 Pre-refunded @ $101	5.625	01/15/13	101,200
300,000	Warrensville Heights OH (BANS) LTGO Ser 2012	1.500	01/30/13	300,138
100,000	Berkeley Cnty SC Sch Dist UTGO Ser 2005 Pre-refunded @ $102	4.000	02/01/13	102,297
815,000	IN St Bond Bank Rev Ser 2001 Pre-refunded @ $101	5.375	02/01/13	826,555
100,000	IN St Bond Bank Rev Ser 2001 Pre-refunded @ $101	5.375	02/01/13	101,416
100,000	IN St Bond Bank Rev Ser 2001 A Pre-refunded @ $101	5.375	02/01/13	101,406
250,000	Miami FL Hlth Facs Auth (Baptist Health So Fla Grp) Ser 2003 Pre-refunded @ $100	5.250	02/01/13	251,019
135,000	Frisco TX (Ctfs Oblig) LTGO Ser 2003 A Pre-refunded @ $100	5.000	02/15/13	135,759
100,000	Irving TX Indep Sch Dist UTGO Ser 2003 Pre-refunded @ $100	5.000	02/15/13	100,564
150,000	Spring TX Indep Sch Dist UTGO Ser 2007	4.250	02/15/13	150,709
125,000	AZ St Sch Facs Brd Cops COP Ser 2003 A Pre-refunded @ $100	5.250	03/01/13	125,993
125,000	Chicago IL Public Bldg Comm (Chicago Transit Auth) Ser 2003 Pre-refunded @ $100	5.250	03/01/13	125,978
200,000	Fort Lauderdale FL Wtr & Swr Ser 2003 R Pre-refunded @ $100	4.000	03/01/13	201,197
100,000	Hoover AL (Wts) UTGO Ser 2004	4.000	03/01/13	100,569
250,000	Horry Cnty SC Sch Dist UTGO Ser 2005 A Pre-refunded @ $102	4.750	03/01/13	256,772
100,000	New Berlin WI Sch Dist UTGO Ser 2003 Pre-refunded @ $100	4.800	03/01/13	100,729
125,000	Norristown PA Area Sch Dist UTGO Ser 2003 Pre-refunded @ $100	5.000	03/01/13	125,932
100,000	Richland Cnty SC Sch Dist #1 UTGO Ser 2003 Pre-refunded @ $101	4.750	03/01/13	101,702
195,000	Tarrant TX Regl Wtr Dist Wtr (Impt) Ser 2003 R Pre-refunded @ $100	5.375	03/01/13	196,570
130,000	Wilkes Cnty GA Sch Dist UTGO Ser 2003 Pre-refunded @ $100	4.500	03/01/13	130,885
600,000	Hamilton Twp OH (BANS Purp Pub Infra) LTGO Ser 2012	1.750	03/13/13	600,692
700,000	Butler Technology & Career Dev (BANS Sch Impt) LTGO Ser 2012	1.500	03/14/13	701,096
400,000	NY St Thruway Auth Perso (Transportation) Ser 2003 A Pre-refunded @ $100	4.400	03/15/13	403,278
175,000	OR St Dept of Admin Svcs Ser 2002 C Pre-refunded @ $100	3.800	04/01/13	176,500
175,000	Richland Cnty SC Sch Dist #2 UTGO Ser 2005 A Pre-refunded @ $102	5.250	04/01/13	180,583
300,000	Fishers IN Redev Auth Lease Rev (BANS) Ser 2012	0.750	04/12/13	300,000
105,000	Clemson SC Univ Rev (Athletic Facs) Ser 2003 Pre-refunded @ $101	3.500	05/01/13	107,073
165,000	VA Beach VA (Ref Pub Impt) UTGO Ser 2003 A Pre-refunded @ $100	5.000	05/01/13	167,518
200,000	Wright OH St Univ Ser 2012	3.000	05/01/13	201,651
100,000	LA St Public Facs Auth (Ochsner Clinic Fndtn) Ser 2002 A Pre-refunded @ $100	5.000	05/15/13	101,658
100,000	NY St Dorm Auth Lease (Court Facs) Ser 2003 A Pre-refunded @ $100	5.500	05/15/13	101,786
110,000	TX St A & M Univ Rev (Fing Sys) Ser 2003 B Pre-refunded @ $100	5.250	05/15/13	111,973
250,000	El Monte CA Union High Sch Dist (BANS) UTGO Ser 2011	5.000	06/01/13	254,748
105,000	LA St Local Govt Envrnm (Nicholls University) Ser 2003 Pre-refunded @ $102	4.600	06/01/13	108,902
100,000	Univ of AZ Ser 2003 B Pre-refunded @ $100	5.000	06/01/13	101,885
100,000	NJ St Transprtn Trust (Transn Mbia Ibc) Ser 2001 A	5.500	06/15/13	102,294
105,000	NJ St Transprtn Trust (Transn Sys) Ser 2003 C	5.000	06/15/13	107,171
135,000	NJ St Transprtn Trust (Transn Sys) Ser 2003 C Pre-refunded @ $100	5.500	06/15/13	138,096
100,000	NJ St Transprtn Trust (Transn Sys) Ser 2003 C Pre-refunded @ $100	5.500	06/15/13	102,294
100,000	NJ St Transprtn Trust (Transn Sys) Ser 2003 C Pre-refunded @ $100	5.500	06/15/13	102,274
100,000	Centre Cnty PA UTGO Ser 2003 Pre-refunded @ $100	5.250	07/01/13	102,394
200,000	IN St Office Bldg Comm (Ind St Museum Fac) Ser 2003 Pre-refunded @ $100	5.375	07/01/13	204,889

10

Touchstone Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 28.3% (Continued)
$350,000	Laurel Cnty KY (Impt Courthouse Renovation) UTGO Ser 2004 Pre-refunded @ $100	4.100	07/01/13	$356,419
265,000	Butler Cnty PA UTGO Ser 2003 Pre-refunded @ $100	5.250	07/15/13	271,733
100,000	Ernest N Morial-New Orleans LA Ser 2003 A Pre-refunded @ $100	5.000	07/15/13	102,459
200,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	200,429
105,000	MA St (Cons Ln) UTGO Ser 2003 C Pre-refunded @ $100	5.250	08/01/13	107,856
516,000	Olmsted Falls OH (BANS Fire Station) UTGO Ser 2012	1.000	08/07/13	517,069
435,000	AMP OH, Inc. OH (BANS Fire Station) Ser 2012 P	1.000	08/08/13	435,262
300,000	Cuyahoga Heights OH (BANS Var Purp) LTGO Ser 2012	2.000	09/12/13	302,066
150,000	NC St Med Care Com (Cape Fear Vy Health Sys) Ser 2008 C Pre-refunded @ $100	5.500	10/01/13	155,586
250,000	Hamilton OH (BANS Var Purp) LTGO Ser 2012	1.125	10/03/13	250,982
200,000	AMP OH, Inc (BANS Var Purp) UTGO Ser 2012	1.000	10/24/13	200,325
500,000	Springboro OH Rev (BANS Real Estate Acquisition) Ser 2012	1.250	10/24/13	502,415
100,000	Utica MI Cmnty Schs (Sch Bldg & Site) UTGO Ser 2004 Pre-refunded @ $100	5.000	11/01/13	103,711
	Total Fixed Rate Revenue and General Obligation Bonds			$12,612,836

	Variable Rate Demand Notes — 71.4%
1,100,000	Allen Cnty OH Hosp Facs Rev (Catholic Healthcare) Ser 2012 C (LOC: Union Bank NA)	0.110	01/02/13	1,100,000
500,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B3 (SPA: U.S. Bank NA)	0.130	01/02/13	500,000
900,000	Jacksonville FL ECD (Methodist) Ser 2010 (LOC: TD Bank NA)	0.090	01/02/13	900,000
900,000	Lincoln Co WY PCR (Fltg Rate Dates Exxon Proj) Ser 1984 D	0.090	01/02/13	900,000
700,000	MS St Business Fin CO (Chevron USA Inc) Ser 2010 I	0.100	01/02/13	700,000
1,000,000	New York NY UTGO Ser 2004 H1 (LOC: Bank of NY Mellon)	0.120	01/02/13	1,000,000
625,000	OH St Hgr Edl Fac Rev (Case Western Rsrv) Ser 2002 A	0.100	01/02/13	625,000
100,000	OH St Wtr Dev Auth (Firstenergy) Ser 2011 C (LOC: UBS AG)	0.130	01/02/13	100,000
675,000	Sarasota Cnty FL (Sarasota Mem Hosp) Ser 2008 A (LOC: Northern Trust Company)	0.080	01/02/13	675,000
1,035,000	VT St Edl & Hlth Bldg (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.100	01/02/13	1,035,000
1,000,000	WI St Hlth & Edl Fac (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.130	01/02/13	1,000,000
700,000	Alachua Co FL HFA M (Hsg Brookside Apts) Ser 2002 A (LIQ: FNMA)	0.140	01/07/13	700,000
1,000,000	Broward Co FL HFA (Reflections Apts) Ser 1999 (LIQ: FHLMC)	0.120	01/07/13	1,000,000
500,000	Butler Cnty OH Capital Funding (Ccao Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.120	01/07/13	500,000
245,000	Franklin Co OH IDR (Ohio Girl Scout Council) Ser 1988 (LOC: National City Bank)	0.520	01/07/13	245,000
600,000	Hamilton Co OH Hosp Facs Rev (Fltg Beechwood Home) Ser 2011 (LOC: PNC Bank NA)	0.140	01/07/13	600,000
1,070,000	Hendersonville TN Indl Dev (Windsor Park) Ser 1998 (LIQ: FNMA)	0.140	01/07/13	1,070,000
1,075,000	IA St Fin Auth Small Busines Rev (Terrace Ctr Assoc L.P.) Ser 2003 (LOC: Wells Fargo Bank NA)	0.230	01/07/13	1,075,000
1,000,000	IL St Dev Fin Auth indl (Toyal America Inc) Ser 1997 (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.210	01/07/13	1,000,000
1,000,000	IL St Fin Auth Rev (Lake Forest College) Ser 2008 (LOC: Northern Trust Company)	0.150	01/07/13	1,000,000
690,000	Indianapolis IN MFH Rev (Ltd Oblig Nora Commons) LTGO Ser 2004 B (LOC: FHLB)	0.130	01/07/13	690,000
210,000	Jackson WI IDR (J 5 Enterprise LLC) Ser 2000 A (LOC: BMO Harris Bank NA)	0.500	01/07/13	210,000
1,200,000	JEA FL Dist Energy Sys Rev Ser 2004 A (LOC: State Street B&T Co)	0.150	01/07/13	1,200,000
230,000	Lancaster NE IDR (Garner Inds Inc) Ser 2000 B (LOC: Wells Fargo Bank NA)	0.450	01/07/13	230,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) Ser 2011 I (LOC: Bank of Nova Scotia)	0.110	01/07/13	750,000
1,180,000	Lexington-Fayette Co Govt IBR (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.280	01/07/13	1,180,000
500,000	Lexington-Fayette KY Urban Cnty (Ref Liberty Ridge) Ser 2006 (LOC: Traditional Bank Inc)	0.380	01/07/13	500,000
240,000	Lucas Co OH Hosp Rev (Sunshine Inc NW OH) Ser 1999 (LOC: PNC Bank NA)	0.190	01/07/13	240,000

11

Touchstone Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 71.4% (Continued)
$925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser 2008 A (LOC: TD Banknorth NA)	0.110	01/07/13	$925,000
680,000	NY St Dorm Auth Rev (FFT Senior Cmntys) Ser 2012 (LOC: HSBC Bank USA NA)	0.120	01/07/13	680,000
508,000	Orange Co FL IDA (Trinity Prep Sch Inc Proj) Ser 2005 (LOC: Wells Fargo Bank NA)	0.250	01/07/13	508,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler) Ser 2003 (LOC: Northern Trust Company)	0.150	01/07/13	1,050,000
1,200,000	Pima Co AZ IDA Rev (Fltg Tucscon Elec) Ser 1992 (LOC: Bank of NY Mellon)	0.130	01/07/13	1,200,000
380,000	S.W.IL Dev Auth (Deli Star Ventures) Ser 2008 (LOC: BMO Harris Bank NA)	0.500	01/07/13	380,000
1,310,000	Saint Charles Co MO IDA (Patriot Machine Inc) Ser 2002 (LOC: U.S. Bank NA)	0.260	01/07/13	1,310,000
360,000	Salem OH Hosp Rev (Impt Salem Cmnty) Ser 2005 (LOC: JP Morgan Chase Bank NA)	0.150	01/07/13	360,000
890,000	Springfield MO IDA Rev (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.300	01/07/13	890,000
1,450,000	Summit Co OH IDR (S A Comunale Inc) Ser 1999 (LOC: PNC Bank NA)	0.190	01/07/13	1,450,000
300,000	Tucson AZ IDA (Fluoresco Old Nogales) Ser 2000 (LOC: Bank One Arizona NA)	0.400	01/07/13	300,000
1,000,000	WA St HFC MFH Rev (Clark Island Portfolio) Ser 2007 (LIQ: FHLMC)	0.180	01/07/13	1,000,000
480,000	WI Hlth & Edl Fac Auth Rev (Cedar Crest Inc) Ser 2011 (LOC: BMO Harris Bank NA)	0.130	01/07/13	480,000
500,000	Chatom AL IDB Opp Zone (Powersouth Energy Coop) Ser 2011 A (SPA: National Rural Utilities Finance)	0.550	05/15/13	500,000
	Total Variable Rate Demand Notes			$31,758,000

	Total Investment Securities —99.7%
	(Cost $44,370,836)			44,370,836

	Other Assets in Excess of Liabilities — 0.3%			135,697

	Net Assets — 100.0%			$44,506,533

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$44,370,836	$—	$44,370,836

See accompanying Notes to Portfolio Investments and Notes to Financial Statements.

12

Notes to Portfolios of Investments

December 31, 2012 (Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the next reset dates. The interest rates shown in the Portfolio of Investments are the coupon rates in effect at December 31, 2012.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated pre-refunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

CSD – City School District

ECD - Energy Conversion Devices

EDR – Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Freddie Mac Federal Home Loan Mortgage

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

HFC - Household Finance Corporation

IBC – International Business Company

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MBIA – Municipal Bond Investors Assurance

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

SD – School District

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

13

Portfolio Composition

December 31, 2012 (Unaudited)

As of December 31, 2012, the Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. As of December 31, 2012, 22.5% of the portfolio securities of the Touchstone Tax-Free Money Market Fund were invested in the State of Ohio, 14.6% in the State of Florida, 9.8% in the State of Indiana, 7.6% in the State of Colorado, 6.3% in the State of Illinois, 4.9% in the State of New York, 4.0% in the State of Wisconsin, 3.9% in the State of Arizona, 2.6% in the State of Massachusetts, 2.4% in the State of Iowa, 2.4% in the State of Tennessee, 2.3% in the State of Missouri, 2.3% in the State of Virginia, 1.7% in the State of South Carolina, 1.6% in the State of Mississippi, 1.6% in the State of Texas, 1.4% in the State of Alabama, 1.2% in the State of New Jersey, 1.1% in the State of Pennsylvania, 1.1% in the State of Kentucky, 0.8% in the State of Georgia, 0.7% in the State of Washington, 0.7% in the State of Louisiana, 0.6% in the State of California, 0.5% in the State of Nebraska, 0.4% in the State of Oregon, 0.4% in the State of North Carolina, 0.2% in the State of Michigan, and 0.2% in the State of Connecticut.

The Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund are each non-diversified Funds under the Investment Company Act of 1940. Thus, the Funds may invest in fewer issuers than those of a diversified fund. As of December 31, 2012, there were no investments of 10% or greater in any one issuer.

The Touchstone Ohio Tax-Free Money Market Fund and the Touchstone Tax-Free Money Market Fund each invest in municipal securities maturing in 397 days or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating organizations (or by one such organization if a security is rated by only that organization) or, if unrated, are determined by the Funds’ advisor, under the supervision of the Board of Trustees of the Trust, to be of comparable quality.

The percentage of investments for each Fund as of December 31, 2012 classified by security type, was as follows:

	Ohio Tax-Free	Ohio Tax-Free	Tax-Free
	Bond	Money Market	Money Market
	Fund	Fund	Fund
General Obligations	32.1%	11.3%	8.1%
Prerefunded/Escrowed to Maturity	15.0%	5.4%	16.2%
Variable Rate Demand Notes	1.5%	79.7%	71.6%
Adjustable Rate Put Bonds	—	—	—
Fixed Rate Revenue Bonds	51.4%	3.6%	4.1%
Commercial Paper	—	—	—
Total Investments	100.0%	100.0%	100.0%

14

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Statements of Assets and Liabilities

December 31, 2012 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Assets
Investments securities
At amortized cost or at original cost for Touchstone Ohio Tax-Free Bond Fund	$53,733,076	$238,786,181	$44,370,836
Investments, at value	58,841,542	238,786,181	44,370,836
Cash	78,854	15,018,434	66,742
Interest receivable	377,267	316,971	170,307
Receivable for capital shares sold	147,476	73,174	25,841
Receivable from Investment Advisor	—	—	13,857
Prepaid expenses	6,321	11,158	7,402
Total Assets	59,451,460	254,205,918	44,654,985

Liabilities
Dividends payable	47,834	1,149	—
Payable for capital shares redeemed	44,221	284,408	100
Payable for investments purchased	—	246,068	104,572
Payable to Investment Advisor	13,856	13,313	—
Payable to other affiliates	26,749	19,510	18,524
Payable to Trustees	1,346	1,351	1,338
Payable for professional services	9,500	9,715	9,738
Other accrued expenses and liabilities	16,517	14,138	14,180
Total Liabilities	160,023	589,652	148,452

Net Assets	$59,291,437	$253,616,266	$44,506,533

Net assets consist of:
Paid-in capital	$54,175,985	$253,619,729	$44,509,921
Accumulated net investment loss	(27,062)	(352)	(4)
Accumulated net realized gains (losses) on investments	34,048	(3,111)	(3,384)
Net unrealized appreciation on investments	5,108,466	—	—
Net Assets	$59,291,437	$253,616,266	$44,506,533

See accompanying Notes to Financial Statements.

16

Statements of Assets and Liabilities (Continued)

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$52,023,044	$88,684,943	$14,842,308
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,322,257	88,680,737	14,847,195
Net asset value price per share*	$12.04	$1.00	$1.00
Maximum offering price per share	$12.64	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$7,268,393	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	603,106	—	—
Net asset value, offering price per share**	$12.05	$—	$—

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$29,664,225
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	29,673,047
Net asset value, offering price and redemption price per share	$—	$—	$1.00

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$164,931,323	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	164,926,009	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—

* There is no sales load on subscriptions of $1million or more. Redemptions that were part of $1million subscriptions may be subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

17

Statements of Operations

For the Six Months Ended December 31, 2012 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Investment Income
Interest	$1,232,669	$251,317	$68,510

Expenses
Investment advisory fees	150,528	445,414	101,341
Administration fees	54,164	168,149	36,438
Compliance fees and expenses	647	647	647
Custody fees	363	1,228	251
Professional fees	11,694	15,465	11,280
Transfer Agent fees, Class A	9,014	5,708	2,457
Transfer Agent fees, Class C	1,765	—	—
Transfer Agent fees, Class S	—	—	9,490
Transfer Agent fees, Institutional Class	—	43	—
Registration fees, Class A	4,331	7,410	5,950
Registration fees, Class C	3,374	—	—
Registration fees, Class S	—	—	3,263
Registration fees, Institutional Class	—	3,150	—
Reports to Shareholders, Class A	4,652	5,633	4,036
Reports to Shareholders, Class C	4,149	—	—
Reports to Shareholders, Class S	—	—	5,278
Reports to Shareholders, Institutional Class	—	4,345	—
Distribution expenses, Class A	66,303	99,714	18,743
Distribution expenses, Class C	35,844	—	—
Distribution expenses, Class S	—	—	44,602
Trustee fees	2,858	2,867	2,850
Other expenses	8,900	10,137	3,794
Total Expenses	358,586	769,910	250,420
Fees waived and/or reimbursed by the Advisor and/or Affiliates	(75,829)	(527,910)	(183,913)
Net Expenses	282,757	242,000	66,507

Net Investment Income	949,912	9,317	2,003

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	159,210	—	(39)
Net change in unrealized appreciation on investments	825,477	—	—

Net Realized and Unrealized Gain (Loss) on Investments	984,687	—	(39)

Change in Net Assets Resulting from Operations	$1,934,599	$9,317	$1,964

See accompanying Notes to Financial Statements.

18

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19

Statements of Changes in Net Assets

	Touchstone
	Ohio Tax-Free
	Bond Fund
	For the
	Six Months
	Ended	For the
	December 31,	Year
	2012	Ended
	(Unaudited)	June 30, 2012
From Operations
Net investment income	$949,912	$1,912,285
Net realized gain (loss) on investments	159,210	228,135
Net change in unrealized appreciation on investments	825,477	2,418,523
Change in Net Assets from Operations	1,934,599	4,558,943

Distributions to Shareholders from:
Net investment income, Class A	(859,876)	(1,731,629)
Net investment income, Class C	(89,092)	(179,305)
Net investment income, Class S	—	—
Net investment income, Institutional Class	—	—
Net realized gains, Class A	(301,631)	(47,892)
Net realized gains, Class C	(41,263)	(6,528)
Total Distributions	(1,291,862)	(1,965,354)

Net Increase (Decrease) from Share Transactions (A)	906,511	988,216

Total Increase (Decrease) in Net Assets	1,549,248	3,581,805

Net Assets
Beginning of period	57,742,189	54,160,384
End of period	$59,291,437	$57,742,189
Accumulated Net Investment Loss	$(27,062)	$(28,006)

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 22-23.

See accompanying Notes to Financial Statements.

20

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Ohio Tax-Free		Tax-Free
Money Market Fund		Money Market Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
December 31,	Year	December 31,	Year
2012	Ended	2012	Ended
(Unaudited)	June 30, 2012	(Unaudited)	June 30, 2012

$9,317	$19,648	$2,003	$4,443
—	(2,130)	(39)	(2,443)
—	—	—	—
9,317	17,518	1,964	2,000

(3,971)	(7,946)	(742)	(1,560)
—	—	—	—
—	—	(1,261)	(2,883)
(5,346)	(11,702)	—	—
—	—	—	—
—	—	—	—
(9,317)	(19,648)	(2,003)	(4,443)

80,536,286	(22,322,253)	4,722,077	(7,522,500)

80,536,286	(22,324,383)	4,722,038	(7,524,943)

173,079,980	195,404,363	39,784,495	47,309,438
$253,616,266	$173,079,980	$44,506,533	$39,784,495
$(352)	$(352)	$(4)	$(4)

21

Statements of Changes in Net Assets - Capital Stock Activity

	Ohio Tax-Free
	Bond Fund
	For the Six Months
	Ended		For the Year
	December 31, 2012		Ended
	(Unaudited)		June 30, 2011
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	220,060	$2,647,578	415,158	$4,877,008
Reinvestment of distributions	66,958	811,983	68,859	812,737
Cost of shares redeemed	(244,683)	(2,952,933)	(428,826)	(5,025,214)
Change in Class A Share Transactions	42,335	506,628	55,191	664,531
Class C
Proceeds from shares sold	57,682	696,842	93,951	1,092,391
Reinvestment of distributions	6,874	83,514	6,724	79,447
Cost of shares redeemed	(31,681)	(380,473)	(72,909)	(848,153)
Change in Class C Share Transactions	32,875	399,883	27,766	323,685
Class S
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Class S Share Transactions	—	—	—	—
Institutional Class
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Institutional Class Share Transactions	—	—	—	—

Net Increase (Decrease) from Share Transactions	75,210	$906,511	82,957	$988,216

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Ohio Tax-Free				Tax-Free
Money Market Fund				Money Market Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
December 31, 2012		Ended		December 31, 2012		Ended
(Unaudited)		June 30, 2011		(Unaudited)		June 30, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

61,990,204	$61,990,204	136,029,924	$136,029,924	1,118,232	$1,118,232	2,824,957	$2,824,957
3,944	3,944	5,465	5,465	718	718	975	975
(49,394,779)	(49,394,779)	(136,575,533)	(136,575,533)	(1,140,877)	(1,140,877)	(4,333,864)	(4,333,864)
12,599,369	12,599,369	(540,144)	(540,144)	(21,927)	(21,927)	(1,507,932)	(1,507,932)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	25,538,261	25,538,261	55,477,047	55,477,047
—	—	—	—	1,261	1,261	1,815	1,815
—	—	—	—	(20,795,518)	(20,795,518)	(61,493,430)	(61,493,430)
—	—	—	—	4,744,004	4,744,004	(6,014,568)	(6,014,568)

151,774,778	151,774,778	203,489,853	203,489,853	—	—	—	—
43	43	59	59	—	—	—	—
(83,837,904)	(83,837,904)	(225,272,021)	(225,272,021)	—	—	—	—
67,936,917	67,936,917	(21,782,109)	(21,782,109)	—	—	—	—

80,536,286	$80,536,286	(22,322,253)	$(22,322,253)	4,722,077	$4,722,077	(7,522,500)	$(7,522,500)

23

Financial Highlights

Touchstone Ohio Tax-Free Bond Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2012		Year Ended June 30,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.90		$11.36	$11.55	$11.22	$11.13	$11.37
Income (loss) from investment operations:
Net investment income	0.20		0.41	0.42	0.42	0.43	0.44
Net realized and unrealized gains (losses) on investments	0.21		0.55	(0.10)	0.33	0.09	(0.12)
Total from investment operations	0.41		0.96	0.32	0.75	0.52	0.32
Distributions from:
Net investment income	(0.20)		(0.41)	(0.42)	(0.42)	(0.43)	(0.44)
Realized capital gains	(0.07)		(0.01)	(0.09)	—	—	(0.12)
Total distributions	(0.27)		(0.42)	(0.51)	(0.42)	(0.43)	(0.56)
Net asset value at end of period	$12.04		$11.90	$11.36	$11.55	$11.22	$11.13
Total return(A)	3.42	%(B)	8.60%	2.85%	6.77%	4.84%	2.85%
Ratios and supplemental data:
Net assets at end of period (000's)	$52,023		$50,946	$47,991	$53,947	$51,862	$51,440
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.85%	0.81%	0.75%
Gross expenses	1.08	%(C)	1.12%	1.15%	1.15%	1.15%	1.15%
Net investment income	3.25	%(C)	3.51%	3.67%	3.66%	3.93%	3.92%
Portfolio turnover rate	11	%(B)	33%	26%	33%	2%	17%

Touchstone Ohio Tax-Free Bond Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2012		Year Ended June 30,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.92		$11.37	$11.57	$11.23	$11.14	$11.39
Income (loss) from investment operations:
Net investment income	0.15		0.32	0.34	0.34	0.35	0.36
Net realized and unrealized gains (losses) on investments	0.20		0.56	(0.11)	0.34	0.09	(0.13)
Total from investment operations	0.35		0.88	0.23	0.68	0.44	0.23
Distributions from:
Net investment income	(0.15)		(0.32)	(0.34)	(0.34)	(0.35)	(0.36)
Realized capital gains	(0.07)		(0.01)	(0.09)	—	—	(0.12)
Total distributions	(0.22)		(0.33)	(0.43)	(0.34)	(0.35)	(0.48)
Net asset value at end of period	$12.05		$11.92	$11.37	$11.57	$11.23	$11.14
Total return(A)	2.94	%(B)	7.87%	1.99%	6.06%	4.08%	2.00%
Ratios and supplemental data:
Net assets at end of period (000's)	$7,268		$6,797	$6,169	$6,459	$6,056	$5,364
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.60%	1.60%	1.55%	1.50%
Gross expenses	2.02	%(C)	2.07%	2.06%	1.96%	1.96%	1.98%
Net investment income	2.50	%(C)	2.76%	2.92%	2.91%	3.19%	3.17%
Portfolio turnover rate	11	%(B)	33%	26%	33%	2%	17%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

24

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Money Market Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2012		Year Ended June 30,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.010		0.024
Net realized gains (losses) on investments	—		(—	)(A)	(—	)(A)	—	(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.010		0.024
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.010)		(0.024)
Realized capital gains	—		—		(—	)(A)	—		(—	)(A)	(—	)(A)
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.010)		(0.024)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.04%		1.01%		2.43%
Ratios and supplemental data:
Net assets at end of period (000's)	$88,685		$76,086		$76,640		$105,251		$131,901		$133,736
Ratio to average net assets:
Net expenses	0.26	%(C)	0.29%		0.40%		0.62	%(D)	0.78	%(D)	0.75%
Gross expenses	0.99	%(C)	1.00%		1.01%		0.99%		0.99%		0.97%
Net investment income	0.01	%(C)	0.00	%(A)	0.01%		0.04%		0.99%		2.35%

Touchstone Ohio Tax-Free Money Market Fund — Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2012		Year Ended June 30,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	0.002		0.012		0.027
Net realized gains (losses) on investments	—		(—	)(A)	(—	)(A)	—	(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.002		0.012		0.027
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(0.002)		(0.012)		(0.027)
Realized capital gains	—		—		(—	)(A)	—		(—	)(A)	(—	)(A)
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(0.002)		(0.012)		(0.027)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.15%		1.26%		2.68%
Ratios and supplemental data:
Net assets at end of period (000's)	$164,931		$96,994		$118,765		$148,626		$224,946		$262,253
Ratio to average net assets:
Net expenses	0.26	%(C)	0.28%		0.40%		0.51	%(E)	0.53	%(E)	0.50%
Gross expenses	0.70	%(C)	0.70%		0.72%		0.71%		0.69%		0.69%
Net investment income	0.01	%(C)	0.01%		0.01%		0.16%		1.25%		2.58%

(A)	Amount rounds to less than $0.0005 per share or 0.0005%.

(B)	Not annualized.
(C)	Annualized.
(D)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.61% and 0.75% for the years ended June 30, 2010 and 2009, respectively.
(E)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50% for the years ended June 30, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

25

Financial Highlights (Continued)

Touchstone Tax-Free Money Market Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2012		Year Ended June 30,
	(Unaudited)		2012		2010		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.010		0.024
Net realized gains (losses) on investments	(—	)(A)	(—	)(A)	(—	)(A)	—	(A)	—	(A)	(—	)(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.010		0.024
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.010)		(0.024)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.03%		0.96%		2.39%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,842		$14,864		$16,366		$17,405		$22,418		$21,109
Ratio to average net assets:
Net expenses	0.33	%(C)	0.33%		0.52%		0.77	%(D)	0.92	%(D)	0.89%
Gross expenses	1.19	%(C)	1.24%		1.18%		1.22%		1.18%		1.17%
Net investment income	0.01	%(C)	0.01%		0.01%		0.04%		0.94%		2.35%

Touchstone Tax-Free Money Market Fund — Class S

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2012				Year Ended June 30,
	(Unaudited)		2012		2010		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.007		0.021
Net realized gains (losses) on investments	(—	)(A)	(—	)(A)	(—	)(A)	—	(A)	—	(A)	(—	)(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.007		0.021
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.007)		(0.021)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		0.73%		2.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$29,664		$24,920		$30,943		$34,777		$40,902		$31,021
Ratio to average net assets:
Net expenses	0.33	%(C)	0.33%		0.52%		0.79	%(E)	1.16	%(E)	1.15%
Gross expenses	1.26	%(C)	1.30%		1.26%		1.50%		1.54%		1.56%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		0.69%		2.23%

(A)	Amount rounds to less than $0.0005 per share or 0.0005%.
(B)	Not annualized.
(C)	Annualized.
(D)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.76% and 0.89% for the years ended June 30, 2010 and 2009, respectively.
(E)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.78% and 1.13% for the years ended June 30, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

26

Notes to Financial Statements

December 31, 2012 (Unaudited)

1. Organization

The Touchstone Tax-Free Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on April 13, 1981. The Trust consists of the following three funds, individually, a “Fund”, and collectively, the “Funds”:

Touchstone Ohio Tax-Free Bond Fund (“Ohio Tax-Free Bond Fund”)

Touchstone Ohio Tax-Free Money Market Fund (“Ohio Tax-Free Money Market Fund”)

Touchstone Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

The Tax-Free Money Market Fund is an open-end, diversified, management investment company. The Ohio Tax-Free Bond Fund and the OhioTax-Free Money Market Fund are each an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class S shares and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value” as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality and security type. The Funds did not hold any Level 3 categorized securities during the six months ended December 31, 2012.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended December 31, 2012, there were no transfers between Levels 1, 2 and 3 for all Funds.

27

Notes to Financial Statements (Continued)

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value, and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NASDAQ official closing price (“NOCP”) are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the New York Stock Exchange (“NYSE”), the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Fund. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair values using procedures approved by the Board of Trustees. The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

New accounting pronouncements— In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11,“Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”).The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

Delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into

28

Notes to Financial Statements (Continued)

account when determining net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation— The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of each class of shares of the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares of the Ohio Tax-Free Bond Fund. The maximum offering price per share of Class C shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset per share. However, the Ohio Tax-Free Bond Fund Class A shares redemptions that were part of a no load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1%. Purchases of Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income—Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount (“OID”) and market premiums if any on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders— Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares dividends daily and distributes dividends monthly. Each Fund makes distributions of capital gains, if any, at least annually net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations— Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

29

Notes to Financial Statements (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2012:

Ohio Tax-Free
Bond Fund
Purchases of investment securities	$6,329,840
Proceeds from sales and maturities	$6,816,291

There were no purchases or sales of U.S. government securities for the six months ended December 31, 2012.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc.(the “Advisor”), Touchstone Securities, Inc.(the “Underwriter”) and/or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

0.50% of the first $100 million

0.45% of the next $100 million

0.40% of the next $100 million

0.375% of such assets in excess of $300 million

Fort Washington Investment Advisors, Inc. (“Sub-Advisor”) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western & Southern Financial Group. The Advisor, not the Funds, pays the sub-advisory fee for these services out of the Advisor’s advisory fee.

The Advisor entered into an expense limitation agreement (“Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding dividend expenses on short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses”, if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive class level expenses, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

				Institutional
	Class A	Class C	Class S	Class
Ohio Tax-Free Bond Fund	0.85%	1.60%	—	—
Ohio Tax-Free Money Market Fund	0.75%	—	—	0.50%
Tax-Free Money Market Fund	0.89%	—	0.90%	—

These fee waivers and expense limitations will remain in effect until at least October 29, 2013.

30

Notes to Financial Statements (Continued)

During the six months ended December 31, 2012, the Advisor waived advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed
Ohio Tax-Free Bond Fund	$—	$—	$75,829
Ohio Tax-Free Money Market Fund	7,654	168,149	352,106
Tax-Free Money Market Fund	—	—	183,913

Effective October 29, 2012, under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. The advisor did not recoup any amounts it previously waived or reimbursed during the period October 29, 2012 through December 31, 2012.

At December 31, 2012, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

Expiration
June 30,
Fund	2016
Ohio Tax-Free Money Market Fund	$108,962
Tax-Free Money Market Fund	42,919

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

Effective November 5, 2011, the Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not theTrust. Prior to November 5, 2011, JPMorgan Chase Bank, N.A. (“JPMorgan”), served as the Sub-Administrator and was compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Effective December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays BNY Mellon out-of-pocket expenses including, but not limited to, postage and supplies.

31

Notes to Financial Statements (Continued)

Prior to December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintained the records of each shareholder’s account, answered shareholders’ inquiries concerning their accounts, processed purchases and redemptions of each Fund’s shares, acted as dividend and distribution disbursing agent and performed other shareholder service functions. For these services, JPMorgan received a monthly fee per shareholder account from each Fund. In addition, each Fund paid JPMorgan out-of-pocket expenses incurred by JPMorgan, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale of shares and for services provided to shareholders. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

Under the Class S plan, each Fund offering Class S shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is distribution fee and up to 0.25% is a shareholder servicing fee). The Fund currently limits the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $3,201 from underwriting and broker commissions on the sale of shares of the Ohio Tax-Free Bond Fund during the six-month ended December 31, 2012. The Underwriter did not collect any contingent deferred sales charges on the redemption of Class C shares of the Ohio Tax-Free Bond Fund during the six months ended December 31, 2012.

5. Federal Tax Information

Federal income tax— It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2012 and 2011 was as follows:

	Ohio Tax-Free		Ohio Tax-Free
	Bond Fund		Money Market Fund
	2012	2011	2012	2011
From tax exempt income	$1,891,321	$2,008,544	$19,648	$25,321
From ordinary income	19,613	—	—	—
From long-term capital gains	54,420	432,836	—	3,003
	$1,965,354	$2,441,380	$19,648	$28,324

32

Notes to Financial Statements (Continued)

	Tax-Free
	Money Market Fund
	2012	2011
From tax exempt income	$4,443	$4,662
From long-term capital gains	—	—
	$4,443	$4,662

The following information is computed on a tax basis for each item as of June 30, 2012:

		Ohio Tax-Free
	Ohio Tax-Free	Money Market	Tax-Free Money
	Bond Fund	Fund	Market Fund
Tax cost of portfolio investments	$54,149,317	$174,040,431	$39,770,683
Gross unrealized appreciation	$4,286,246	$—	$—
Gross unrealized depreciation	(3,257)	—	—
Net unrealized appreciation	4,282,989	—	—
Accumulated capital and other losses	—	(981)	(902)
Post-October and Qualified Late-Year losses	—	(2,130)	(2,443)
Undistributed tax exempt income	20,808	495	—
Undistributed capital gains	217,732	—	—
Other temporary differences	(48,814)	(847)	(4)
Accumulated earnings (deficit)	$4,472,715	$(3,463)	$(3,349)

As of June 30, 2012, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Expiring	No Expiration*
	2017	Short-Term	Long-Term	Total
Ohio Tax-Fee Money Market Fund	$—	$981	$—	$981
Tax-Free Money Market Fund	670	232	—	902

*The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act took effect for the Funds’ fiscal year ending June 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2009 through 2012) and have concluded that no provision for income tax is required in their financial statements.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of December 31, 2012, the following Fund had the federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Ohio Tax-Free Bond Fund	$53,733,076	$5,108,486	$(20)	$5,108,466

33

Notes to Financial Statements (Continued)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

34

Other Items (Unaudited)

Proxy Voting Disclosure

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available as an exhibit to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

35

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2012	2012	2012	2012*
Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,034.20	$4.36
Class A	Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33

Class C	Actual	1.60%	$1,000.00	$1,029.40	$8.18
Class C	Hypothetical	1.60%	$1,000.00	$1,017.14	$8.13

Touchstone Ohio Tax-Free Money Market Fund
Class A	Actual	0.26%	$1,000.00	$1,000.10	$1.31
Class A	Hypothetical	0.26%	$1,000.00	$1,023.89	$1.33

Institutional Class	Actual	0.26%	$1,000.00	$1,000.10	$1.31
Institutional Class	Hypothetical	0.26%	$1,000.00	$1,023.89	$1.33

Touchstone Tax-Free Money Market Fund
Class A	Actual	0.33%	$1,000.00	$1,000.10	$1.66
Class A	Hypothetical	0.33%	$1,000.00	$1,023.54	$1.68

Class S	Actual	0.33%	$1,000.00	$1,000.10	$1.66
Class S	Hypothetical	0.33%	$1,000.00	$1,023.54	$1.68

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [184/365] (to reflect one-half year period).

Advisory Agreement Approval Disclosure

At a meeting held on November 15, 2012, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Tax-FreeTrust (the “Trust”), and by a separate vote, the IndependentTrustees of theTrust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreements between the Advisor and the Sub-Advisor with respect to each Fund.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them:

(1)  the nature, extent and quality of services provided to the Funds, including the personnel providing services;

(2)  the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers;

36

Other Items (Unaudited) (Continued)

(4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examination and any other factors that might affect the quality of services that the Sub-Advisor provides to the Funds. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of each Fund’s fees and reimbursed a portion of each Fund’s operating expenses. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective

37

Other Items (Unaudited) (Continued)

performance results during the six-month, twelve-month, and thirty-six month periods ended June 30, 2012 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board further noted that the Advisor had waived portions of the fees paid by the Funds and reimbursed portions of the Funds’ operating expenses in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Ohio Tax-Free Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median of its peer group, respectively. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund’s performance for the six-month period ended June 30, 2012 was in the 2nd quintile for its peer group. The Fund’s performance was in the 4th quintile of its peer group for the twelve-month period ended June 30, 2012, and in the 3rd quintile of its peer group for the thirty-six-month period ended June 30, 2012. The Board also considered management’s discussion of the Fund’s performance in light of the Subadvisor’s approach to portfolio management. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Touchstone Ohio Tax-Free Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median of its peer group, respectively. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance for the six-month and thirty-six-month periods ended June 30, 2012 was in the 2nd quintile of its peer group, and the Fund’s performance for the twelve-month period ended June 30, 2012 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Touchstone Tax-Free Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median of its peer group, respectively. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund’s performance for the six-month, twelve-month and thirty-six-month periods ended June 30, 2012 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

38

Other Items (Unaudited) (Continued)

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and fees. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund contained breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increase. The Board noted that the current advisory fee for the Touchstone Ohio Tax-Free Money Market Fund currently reflected such economies of scale. The Board also noted that if a Fund’s assets increased over time, the Fund also might realize other economies of scale if assets increased proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. TheTrustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in relation to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its respective Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board took into account the affiliation of the Sub-Advisor to the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the Fund’s assets increased.

39

Other Items (Unaudited) (Continued)

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays a sub-advisory fee to the Sub-Advisor out of the advisory fees it receives from the respective Funds. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor.

Based upon their review, with respect to each of the Funds, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by each respective Fund from the relevant Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month, and thirty-six month periods ended June 30, 2012 as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of the Sub-Advisor’s performance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s advisory fee is reasonable in relation to those of similar funds and the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

40

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-58-TTFT-SAR-1212

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/27/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/27/13

* Print the name and title of each signing officer under his or her signature.